CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of joint ventures and associate company (Details) - BRL (R$) R$ in Thousands					12 Months Ended
	Mar. 15, 2023	Jan. 10, 2023	Dec. 01, 2021	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED FINANCIAL STATEMENTS
Recycling to income of the cumulative translation adjustments						R$ (13,239)	R$ (193,334)
Write-off of goodwill							549,898
Results in operations with subsidiary and joint ventures							(162,913)
North America Operation | Mexico
CONSOLIDATED FINANCIAL STATEMENTS
Write-off of goodwill							549,898
Results in operations with subsidiary and joint ventures							162,913
Gerdau Next and NW Capital
CONSOLIDATED FINANCIAL STATEMENTS
Total consideration paid					R$ 388,000
Gerdau Next
CONSOLIDATED FINANCIAL STATEMENTS
Equity Interests (as a percent)	33.33%
NW Capital
CONSOLIDATED FINANCIAL STATEMENTS
Equity Interests (as a percent)	66.67%
Sidertul | Mexico
CONSOLIDATED FINANCIAL STATEMENTS
Gain due to the fair value adjustment of the interest held							193,651
Recycling to income of the cumulative translation adjustments							R$ 193,334
Brasil ao Cubo S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Amount converted into equity interest from a convertible loan		R$ 141,000
Value of equity interest acquired		R$ 37,000
Percentage of equity interests acquired		44.66%
Equity Interests (as a percent)					44.66%
Gerdau Corsa
CONSOLIDATED FINANCIAL STATEMENTS
Equity Interests (as a percent)					75.00%	75.00%	75.00%
Gerdau Corsa | Mexico
CONSOLIDATED FINANCIAL STATEMENTS
Equity Interests (as a percent)			75.00%	70.00%